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		United States
      Securities and Exchange Commission
	     Washington, D.C. 20549

		   Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
	 Management Investment Company
-------------------------------------------------------------
Investment Company Act file number: 811-05807
-------------------------------------------------------------
	      NAIC Growth Fund, Inc.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)
-------------------------------------------------------------
           Kenneth S. Janke, President
             NAIC Growth Fund, Inc.
              711 W. 13 Mile Road
            Madison Heights, MI 48071
                (248) 583-6242
      (Name and address of agent for service)
-------------------------------------------------------------
Registrant's telephone number, including area code:
		 (877) 275-6242

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006



Item 1. Schedule of Investments

NAIC Growth Fund, Inc.
Portfolio of Investments - March 31, 2006 (unaudited)

%  Common Stock       Shares       Cost      Market

4.3	Auto Replacement

O'Reilly Auto*        33,000    $205,528    $1,206,480
					    --------
					    $1,206,480

12.8   Banking

JP Morgan Chase       15,000     396,347     624,600
Citigroup             22,000     368,636   1,039,060
Comerica, Inc.        10,000     404,669     579,700
Huntington Banc.      25,000     238,023     603,250
Synovus Financial     27,000     317,651     731,430
					     -------
					   3,578,040

3.5     Beverages - Soft Drinks

PepsiCo		      17,000     433,218     982,430
					     -------

					     982,430
3.2     Building Products

Johnson Controls      12,000      96,895     911,160
                                             -------
                                             911,160

3.2     Chemicals

RPM                   25,000     287,099     448,500
Sigma Aldrich          7,000     213,318     460,530
					     -------
					     909,030

3.2     Consumer Products

Colgate-Palmolive     16,000     469,850     913,600
  				             -------
					     913,600

3.0     Electrical Equipment

General Electric      24,000     441,341     834,720
					     -------
					     834,720


10.2    Ethical Drugs

Abbott Laboratories   18,000     775,881     764,460
Johnson & Johnson     18,000     798,023   1,065,960
Merck & Co., Inc.     10,000     359,350     352,300
Pfizer, Inc.          28,000     606,755     697,760
					     -------
					   2,880,480
7.6    Financial Services

CIT Group	      10,000	 392,785     535,200
State Street Boston   16,000     436,700     966,880
Washington Mutual     15,000	 609,130     639,300
					     -------
					   2,141,380

5.0     Food

Heinz, H.J.           16,000     532,050     606,720
McCormick & Co        24,000     347,055     812,640
					     -------
					   1,419,360

3.1     Food Wholesale

Sysco Corp.           27,000     358,014     865,350
					     -------
					     865,350

10.9     Hospital Supplies

Biomet Corp.          24,000     424,307     852,480
Medtronic	      14,000     704,829     710,500
PolyMedica            12,000     346,237     508,320
Stryker Corp.         22,000     180,012     975,480
					     -------
				           3,046,780

2.9     Industrial Services

Donaldson Co.         24,000     162,563     810,960
					     -------
					     810,960

2.0	Information Technology

Jack Henry &
 Associates	      25,000 	 453,124     571,750
                                             -------
                                             571,750

3.2     Insurance

AFLAC, Inc.           20,000     143,906     902,600
					     -------
					     902,600

3.0     Machinery

Emerson Electric      10,000     335,278     836,300
					     -------
					     836,300

9.8     Multi Industry

Carlisle              11,000     495,674     899,800
Pentair               18,000     280,288     733,500
Teleflex              16,000     545,607   1,146,080
					     -------
					   2,779,380

2.5     Office Supplies

Avery Dennison        12,000     666,064     701,760
					     -------
				             701,760

2.1     Realty Trust

First Industrial
 Realty Trust         14,000     394,962     597,660
					     -------
					     597,660

3.3	Restaurant

Wendy's		      15,000     579,762     930,900
                                             -------
					     930,900


98.8 Investment
        Securities           $14,800,931 $27,820,120
-------------------------------------------------------
   Short-term Investments


 1.4 Misc. Cash Equivalents                  398,129
-------------------------------------------------------
 1.4%                                       $398,129

Total Investments                        $28,218,249

(0.2) All other assets less liabilities     (48,452)
-------------------------------------------------------
100%  TOTAL NET ASSETS                   $28,169,796

* non-income producing securities

footnote:

The following information is based upon federal income tax cost of portfolio investments as of March 31, 2006:

Gross Unrealized Appreciation	$13,037,659
Gross Unrealized Depreciation	    (18,470)
  				------------
  Net Unrealized Appreciation	$13,019,189
				------------

Federal Income Tax Cost		$14,800,931


ITEM 2. CONTROLS AND PROCEDURES.

     (i) As of April 24, 2006, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President (Principal Executive Officer) and Accountant (person performing the functions of the Principal Financial Officer). Based on that evaluation, the registrant's President and Accountant concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed in the reports that the registrant files on Form N-CSR and Form N-Q is accumulated and communicated to the registrant's management, including its Principal Executive Officer and Principal Financial Officer,as appropriate, to allow timely decisions regarding required disclosure.

     (ii) There has been no change in the registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the 3 months ending March 31, 2006 that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3. Exhibits

(A) Certification of principal executive officer as required by Rule 30a-2(a) under the Act.

(B) Certification of principal financial officer as required by Rule 30a-2(a) under the Act.

                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President (Principal Executive Officer)

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President (Principal Executive Officer)

Date: April 24, 2006

By: /s/ Calvin George
    ---------------------
    Calvin George
    Accountant (Principal Financial Officer)

Date: April 24, 2006